General - Schedule of Ownership of the Company’s Investees (Details)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Matrix [Member]
Schedule of Ownership of the Company’s Investees [Line Items]
Percentage of ownership		48.12%	48.21%
Topco (former – Sapiens) [Member]
Schedule of Ownership of the Company’s Investees [Line Items]
Percentage of ownership		18.68%	43.51%
Magic Software [Member]
Schedule of Ownership of the Company’s Investees [Line Items]
Percentage of ownership		46.71%	46.71%
Insync [Member]
Schedule of Ownership of the Company’s Investees [Line Items]
Percentage of ownership		90.09%	90.09%
Michpal [Member]
Schedule of Ownership of the Company’s Investees [Line Items]
Percentage of ownership		100.00%	100.00%
TSG [Member]
Schedule of Ownership of the Company’s Investees [Line Items]
Percentage of ownership	[1]	37.33%	42.71%
Ofek [Member]
Schedule of Ownership of the Company’s Investees [Line Items]
Percentage of ownership		80.00%	80.00%
ZAP Group [Member]
Schedule of Ownership of the Company’s Investees [Line Items]
Percentage of ownership		100.00%	100.00%
Shamrad [Member]
Schedule of Ownership of the Company’s Investees [Line Items]
Percentage of ownership		100.00%	100.00%
Hashahar [Member]
Schedule of Ownership of the Company’s Investees [Line Items]
Percentage of ownership		51.00%	51.00%
Formula Infrastructure [Member]
Schedule of Ownership of the Company’s Investees [Line Items]
Percentage of ownership		100.00%	100.00%
Other associate [Member]
Schedule of Ownership of the Company’s Investees [Line Items]
Percentage of ownership		21.45%	21.45%

[1]	TSG’s and other associate results of operations are reflected in the Company’s results of operations using the equity method of accounting.